Share Capital (Restated) (Details)	1 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Nov. 30, 2023 USD ($) shares	Nov. 30, 2023 CAD ($) shares	Aug. 16, 2021 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Share Capital (Restated) [Line Items]
Weighted average contractual life, term						1 year 7 months 6 days	1 year 4 months 24 days
Cash consideration					$ 1,783,000
Issuance of warrants granted (in Shares) | shares					25,000
Strike price per share (in Dollars per share) | $ / shares					$ 3.47
Contractual life, term					2 years
Common shares proceeds			$ 60,001			$ 109,074,000	$ 54,086,000
Warrants outstanding (in Shares) | shares		44,444,446	44,444,446
Common shares proceeds		$ 22,222,223,000
Conversion of debt	$ 6,962,693,000					$ 6,962,693,000
Common shares (in Shares) | shares	2,306,667					2,306,667
Issuance of common shares (in Shares) | shares	9,269,360
Proceeds from common shares	$ 10,984,000
Net financial expenses (income)	$ 19,359,000
At-The-Market Equity Program [Member]
Share Capital (Restated) [Line Items]
Receiving aggregate proceeds				$ 500,000,000
Common stock, shares issued (in Shares) | shares						52,120,899	29,324,277
Gross proceeds						$ 70,770,000	$ 55,960,000
Share price per share (in Dollars per share) | $ / shares						$ 1.36	$ 1.91
Net proceeds						$ 68,504,000	$ 54,086,000
Agent commission						2,187,000	1,791,000
Other transaction fees						79,000
Other transaction costs							83,000
Employee Stock Options [Member]
Share Capital (Restated) [Line Items]
Gross proceeds						$ 1,999,000	$ 21,000
Employees exercised stock options (in Shares) | shares						3,047,346	70,000
Private Placements [Member]
Share Capital (Restated) [Line Items]
Common shares proceeds		$ 43,799
Common Shares [Member]
Share Capital (Restated) [Line Items]
Common stock, shares issued (in Shares) | shares	334,153,330					334,153,330	224,200,170
Common stock, shares outstanding (in Shares) | shares	334,153,330					334,153,330	224,200,170